Financial Assets at Fair Value through Profit or Loss - Summary of Financial Assets at Fair Value through Profit or Loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 2,902,969	¥ 2,376,129
Debt instruments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	2,820,665	2,293,049
Equity instruments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 82,304	¥ 83,080